VACATION OWNERSHIP MORTGAGES RECEIVABLE - Collectabiltity (Details) $ in Millions	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Allowance for Vacation Ownership Mortgage Receivable Losses
Weighted average FICO score within originated loan pool | item	713
Average estimated rate of default for all outstanding loans	10.90%
Vacation ownership mortgages receivable, gross	$ 792
Receivables	79	$ 88
Greater than 700
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	405
600 to 699
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	265
Less than 600
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	21
No Score
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	101
Westin
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	333
Westin | Greater than 700
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	203
Westin | 600 to 699
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	96
Westin | Less than 600
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	4
Westin | No Score
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	30
Sheraton
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	411
Sheraton | Greater than 700
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	175
Sheraton | 600 to 699
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	154
Sheraton | Less than 600
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	15
Sheraton | No Score
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	67
Hyatt
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	39
Hyatt | Greater than 700
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	22
Hyatt | 600 to 699
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	14
Hyatt | Less than 600
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	2
Hyatt | No Score
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	1
Other
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	9
Other | Greater than 700
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	5
Other | 600 to 699
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	1
Other | No Score
Allowance for Vacation Ownership Mortgage Receivable Losses
Vacation ownership mortgages receivable, gross	3
Acquired vacation
Allowance for Vacation Ownership Mortgage Receivable Losses
Allowance for loan losses	5
Originated vacation
Allowance for Vacation Ownership Mortgage Receivable Losses
Allowance for loan losses	55	22
Receivables	414	206
Receivables Past Due	20	5
Originated vacation | Current
Allowance for Vacation Ownership Mortgage Receivable Losses
Receivables current	394	201
Originated vacation | 30-59 Days
Allowance for Vacation Ownership Mortgage Receivable Losses
Receivables Past Due	6	2
Originated vacation | 60-89 Days
Allowance for Vacation Ownership Mortgage Receivable Losses
Receivables Past Due	5	1
Originated vacation | 90-119 Days
Allowance for Vacation Ownership Mortgage Receivable Losses
Receivables Past Due	3	1
Originated vacation | Defaulted
Allowance for Vacation Ownership Mortgage Receivable Losses
Receivables Past Due	$ 6	$ 1